SHAREHOLDERS' EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details) - Employee [Member]	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yields	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	3.57%	1.41%
Volatility	52.77%	51.45%
Expected term (in years)	3 years 10 months 17 days	3 years 11 months 12 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	4.08%	2.84%
Volatility	53.71%	51.85%
Expected term (in years)	3 years 11 months 1 day	4 years